Summary of Significant Accounting Policies - Net Sales in United States and Outside of United States (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		$ 76,436	$ 56,312	$ 44,147	$ 52,673	$ 65,436	$ 50,783	$ 36,253	$ 38,941	$ 135,134	$ 229,567	$ 191,413
U.S
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales										122,317	210,236	178,817
International
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales										$ 12,817	$ 19,331	$ 12,596
Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	$ 9,810
Predecessor | U.S
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	9,334
Predecessor | International
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	$ 476